Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table for non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On Core Molding Technologies, Inc.	Net Income
2022	$1,963,530	$2,665,682	$986,817	$1,193,100	$153.18	$12,203,000
2021	$2,552,591	$1,219,459	$814,045	$480,470	$60.23	$4,671,000

PEO Total Compensation Amount	$ 1,963,530	$ 2,552,591
PEO Actually Paid Compensation Amount	$ 2,665,682	1,219,459
Adjustment To PEO Compensation, Footnote [Text Block]
Reconciliation of Summary Compensation Table and Compensation Actually Paid

	2022		2021
	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Total Compensation from Summary Compensation Table	$1,963,530	$986,817	$2,552,591	$814,045
Adjustments for Equity Awards
Adjustment for grant date values in Summary Compensation Table	(668,000)	(279,297)	(1,544,501)	(254,393)
Year-end fair value of unvested awards granted in the current year	834,360	348,853	956,949	157,618
Year-over-year difference of year-end fair values for unvested awards granted in prior years	434,352	109,057	(377,665)	(193,596)
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	101,440	27,670	(367,915)	(43,204)
Compensation Actually Paid	$2,665,682	$1,193,100	$1,219,459	$480,470

(1) Change in Market is for any period the award was unvested. Once award vests, the award is excluded from the calculation.

Non-PEO NEO Average Total Compensation Amount	$ 986,817	814,045
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,193,100	480,470
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Reconciliation of Summary Compensation Table and Compensation Actually Paid

	2022		2021
	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Total Compensation from Summary Compensation Table	$1,963,530	$986,817	$2,552,591	$814,045
Adjustments for Equity Awards
Adjustment for grant date values in Summary Compensation Table	(668,000)	(279,297)	(1,544,501)	(254,393)
Year-end fair value of unvested awards granted in the current year	834,360	348,853	956,949	157,618
Year-over-year difference of year-end fair values for unvested awards granted in prior years	434,352	109,057	(377,665)	(193,596)
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	101,440	27,670	(367,915)	(43,204)
Compensation Actually Paid	$2,665,682	$1,193,100	$1,219,459	$480,470

(1) Change in Market is for any period the award was unvested. Once award vests, the award is excluded from the calculation.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	In 2022 the PEO and non-PEO NEOs compensation actually paid ("CAP") reflects the Company's improved operational performance and total stockholder return compared to 2021.
Compensation Actually Paid vs. Net Income [Text Block]	In 2022 the PEO and non-PEO NEOs compensation actually paid ("CAP") reflects the Company's improved operational performance and total stockholder return compared to 2021.
Total Shareholder Return Amount	$ 153.18	60.23
Net Income (Loss)	$ 12,203,000	$ 4,671,000
PEO Name	David L. Duvall	David L. Duvall
Additional 402(v) Disclosure [Text Block]	The Company targets 65% and 60% of the PEO and non-PEO NEOs compensation, respectively, to be performance based. The Company's STIP and LTIP compensation is structured to be impacted by financial performance and cash flows which impact stockholder return. For a description of the Compensation Committee's processes, policies, and considerations when setting compensation and evaluating performance, please see the "Compensation Discussion and Analysis" beginning on page 18 of this Proxy Statement.
PEO [Member] | Equity Awards, Current Year Restricted Stock Grants [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (668,000)	$ (1,544,501)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	834,360	956,949
PEO [Member] | Equity Awards, Change in Market Value, Unvested, Restricted Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	434,352	(377,665)
PEO [Member] | Equity Awards, Change in Market Value, Unvested, SARS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	101,440	(367,915)
Non-PEO NEO [Member] | Equity Awards, Current Year Restricted Stock Grants [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(279,297)	(254,393)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	348,853	157,618
Non-PEO NEO [Member] | Equity Awards, Change in Market Value, Unvested, Restricted Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	109,057	(193,596)
Non-PEO NEO [Member] | Equity Awards, Change in Market Value, Unvested, SARS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 27,670	$ (43,204)